Other Expenses	12 Months Ended
Dec. 31, 2019
Other Expenses [Abstract]
Other expenses
Other Expenses
For the years ended December 31, 2019, 2018 and 2017, the Company recorded $13 million, $11 million and $29 million, respectively, of reorganization related costs. In addition, for the year ended December 31, 2017, the Company recorded $4 million of transaction costs related to the acquisition of Aurigen.